Provisions, contingent liabilities and other liabilities - Movement of the provision for closure of mining units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Provisions and contingent liabilities
Disbursements	$ (42,185)
Closure Of Mining Units And Exploration Projects [Member]
Provisions and contingent liabilities
Beginning balance	225,877	$ 200,183
Changes (additions and deductions) in estimates, Continuing mining units, note 11(a)	26,722	42,874
Changes (additions and deductions) in estimates, Discontinued mining units, note 1(e)	1,912	6,013
Changes (additions and deductions) in estimates, Exploration projects, note 26(a)	4,020	(2,433)
Accretion expense, Continuing mining units, note 27(a)	10,266	4,911
Accretion expense, Discontinued mining units, note 1(e)	124	71
Accretion expense, Exploration projects, note 26(a)	266	88
Disbursements	(16,882)	(25,830)
Final balance	252,305	225,877	$ 200,183
Classification by maturity
Current portion				$ 35,280	$ 30,524
Non-current portion				217,025	195,353
Provision for closure of mining units and exploration projects	252,305	225,877	200,183	252,305	225,877	$ 200,183
Minera Yanacocha SRL and subsidiary [Member]
Provisions and contingent liabilities
Beginning balance	1,294,464	1,234,731
Additional provisions	301,096	43,560	221,450
Payments	(23,889)	(19,842)	(21,376)
Unwinding of discount, note 19	36,709	36,015	21,769
Final balance	1,608,380	1,294,464	1,234,731
Classification by maturity
Current portion				39,156	19,325	19,455
Non-current portion				1,569,224	1,275,139	1,215,276
Provision for closure of mining units and exploration projects	$ 1,608,380	$ 1,294,464	$ 1,234,731	$ 1,608,380	$ 1,294,464	$ 1,234,731	$ 1,012,888